INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Deferred Tax Asset, Tax Deferred Expense, Reserve and Accrual, Financing Receivable, Allowance for Credit Loss	$ 801,000	$ 140,000
Deferred tax assets non capital loss carryforwards	$ 1,342,000	780,000
Expiration date range description	with expiration dates ranging from 2037 to 2042 and 2037 to 2041
CA and US [Member]
Deferred tax assets non capital loss carryforwards	$ 4,832,000
CANADA
Deferred tax assets non capital loss carryforwards	4,028,000	2,707,000
UNITED STATES
Deferred tax assets non capital loss carryforwards	$ 804,000	$ 213,000